Summary of Significant Accounting Policies - Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2013
Land Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Land Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Rides, Attractions and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Rides, Attractions and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	20 years
Animals [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year
Animals [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	50 years